Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Central Index Key	0001119774
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Entity File Number	000-30902
Entity Registrant Name	Compugen Ltd
Entity Incorporation State Country Code	L3
Entity Address, Address Line One	Azrieli Center
Entity Address, Address Line Two	26 Harokmim Street
Entity Address, Address Line Three	Building D
Entity Address, City or Town	Holon
Entity Address Country	IL
Entity Address, Postal Zip Code	5885849
Title of 12(b) Security	Ordinary shares, par value NIS 0.01 per share
Trading Symbol	CGEN
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	89,541,246
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm Id	1281
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Contact Personnel Name	David Silberman
Entity Address, Address Line One	Azrieli Center
Entity Address, Address Line Two	26 Harokmim Street
Entity Address, Address Line Three	Building D
Entity Address, City or Town	Holon
Entity Address Country	IL
Entity Address, Postal Zip Code	5885849
City Area Code	972
Local Phone Number	3-765-8585
Contact Personnel Fax Number	972-3-765-8555